MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Two World Trade Center
New York, New York 10048
(212) 392-1600






                                        					November 2,
2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Variable Investment Series
     File #811-3692
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and
Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October
31, 2000.


 								Very truly yours,
                               					     /s/   Marilyn
K. Cranney
 								Marilyn K. Cranney
                                  						Assistant
Secretary



cc: Barry Fink, Esq.
      Keith O'Connell